Document and Entity Information	Oct. 06, 2023
Cover [Abstract]
Entity Registrant Name	Pulmonx Corp
Amendment Flag	false
Entity Central Index Key	0001127537
Document Type	8-K
Document Period End Date	Oct. 06, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-39562
Entity Tax Identification Number	77-0424412
Entity Address, Address Line One	700 Chesapeake Drive
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94063
City Area Code	(650)
Local Phone Number	364-0400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	LUNG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false